SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2017
Accounting Policies [Abstract]
Useful lives of property, plant and equipment

Process units and equipment	5-25 years
Pipeline and equipment	5-25 years
Buildings	25 years
Computers, furniture and fixtures	3-7 years
Leasehold improvements	20 years
Railcars	50 years
Property, plant and equipment consisted of the following:

	December 31, 2016	December 31, 2015
Land	$253,110	$91,256
Process units, pipelines and equipment	2,504,008	2,209,712
Buildings and leasehold improvements	49,020	34,265
Computers, furniture and fixtures	81,780	72,642
Construction in progress	289,338	150,388
	3,177,256	2,558,263
Less—Accumulated depreciation	(448,557)	(347,173)
	$2,728,699	$2,211,090